Business combination - Intangible Assets Acquired (Details) - Cyber Technology $ in Thousands	Jul. 15, 2024 USD ($)
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived	$ 1,810
Customer Relationships [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived	$ 365
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	12 years
Backlog
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived	$ 49
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	1 year 6 months
CELLE_ Facility clearance
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived	$ 1,396
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	15 years